Risk/Return Summary - FidelityShort-TermBondFund-RetailPRO - FidelityShort-TermBondFund-RetailPRO - Fidelity Short-Term Bond Fund	Oct. 29, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Short-Term Bond Fund October 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses